Note 20 - Subsequent Events (Details Textual) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 29, 2021	Jun. 10, 2019	Feb. 28, 2021	Oct. 31, 2019	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2023	Jan. 29, 2022
Payments for Repurchase of Redeemable Preferred Stock							$ 11,686,000
Proceeds from Issuance of Common Stock						$ 715,550	$ 6,853,101	$ 1,975,110
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				144,727	139,509
Proceeds from Issuance of Common Stock				$ 900,000	$ 2,000,000
Forecast [Member]
Preferred Stock, Dividends Rate Per Annum (Rate)									14.00%	9.00%
Subsequent Event [Member]
Preferred Stock, Dividends Rate Per Annum (Rate)	8.00%
Subsequent Event [Member] | ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			82,901
Proceeds from Issuance of Common Stock			$ 740,000
Series B Preferred Stock [Member]
Payments for Repurchase of Redeemable Preferred Stock		$ 11,700,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stock Redeemed or Called During Period, Shares (in shares)	2,000
Payments for Repurchase of Redeemable Preferred Stock	$ 2,000,000